Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Net income/(loss) per share
Schedule of computation of basic and diluted net loss per share

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income/(loss)	(104,420)	146,962	120,574
Denominator:
Weighted average ordinary shares outstanding
—basic	308,364,918	319,553,690	328,484,502
—diluted	308,364,918	341,503,118	339,937,677
Basic net income/(loss) per share attributable to ordinary shareholders	(0.34)	0.46	0.37
Diluted net income/(loss) per share attributable to ordinary shareholders	(0.34)	0.43	0.35
Basic net income/(loss) per ADS attributable to ordinary shareholders	(5.08)	6.90	5.51
Diluted net income/(loss) per ADS attributable to ordinary shareholders	(5.08)	6.46	5.32